Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses By Nature
Schedule of breakdown of expenses by nature

Expenses by nature at 12.31.24
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	160,000	20,259	47,671	227,930
Pension plans	9,582	1,213	2,855	13,650
Communications expenses	7,547	6,070	95	13,712
Allowance for the impairment of trade and other receivables	-	9,474	-	9,474
Supplies consumption	34,780	-	2,850	37,630
Leases and insurance	1,930	33	5,535	7,498
Security service	16,161	764	915	17,840
Fees and remuneration for services	104,173	44,942	70,377	219,492
Public relations and marketing	-	9,145	-	9,145
Advertising and sponsorship	-	4,711	-	4,711
Reimbursements to personnel	-	-	7	7
Depreciation of property, plant and equipment	121,577	18,117	14,865	154,559
Depreciation of right-of-use asset	1,062	2,124	7,434	10,620
Directors and Supervisory Committee members’ fees	-	-	567	567
ENRE penalties	25,293	55,378	-	80,671
Taxes and charges	-	31,455	18,980	50,435
Other	31	4	568	603
At 12.31.24	482,136	203,689	172,719	858,544

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2024 for $ 33,364.

Expenses by nature at 12.31.23
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	165,965	22,915	52,316	241,196
Pension plans	3,637	502	1,147	5,286
Communications expenses	5,161	5,280	21	10,462
Allowance for the impairment of trade and other receivables	-	14,506	-	14,506
Supplies consumption	22,464	-	1,622	24,086
Leases and insurance	1,434	29	4,053	5,516
Security service	6,336	464	3,478	10,278
Fees and remuneration for services	106,716	41,119	64,544	212,379
Public relations and marketing	-	14,472	-	14,472
Advertising and sponsorship	-	7,455	-	7,455
Reimbursements to personnel	-	-	9	9
Depreciation of property, plant and equipment	141,752	21,124	17,332	180,208
Depreciation of right-of-use asset	616	1,232	4,313	6,161
Directors and Supervisory Committee members’ fees	-	-	351	351
ENRE penalties	12,844	27,763	-	40,607
Taxes and charges	-	23,365	15,230	38,595
Other	21	4	397	422
At 12.31.23	466,946	180,230	164,813	811,989

The expenses included in the chart above are net of the Company’s own expenses capitalized in property, plant and equipment as of December 31, 2023 for $ 36,547.

Expenses by nature at 12.31.22
Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	152,935	22,885	46,148	221,968
Pension plans	5,616	841	1,694	8,151
Communications expenses	3,007	5,727	9	8,743
Allowance for the impairment of trade and other receivables	-	14,910	-	14,910
Supplies consumption	22,092	-	2,232	24,324
Leases and insurance	1,326	30	6,282	7,638
Security service	7,519	969	1,196	9,684
Fees and remuneration for services	69,474	38,927	45,032	153,433
Public relations and marketing	-	12,859	-	12,859
Advertising and sponsorship	-	6,624	-	6,624
Reimbursements to personnel	-	-	13	13
Depreciation of property, plant and equipment	97,049	14,462	11,866	123,377
Depreciation of right-of-use asset	701	1,400	4,902	7,003
Directors and Supervisory Committee members’ fees	-	-	468	468
ENRE penalties	14,007	19,006	-	33,013
Taxes and charges	-	21,887	14,132	36,019
Other	11	2	298	311
At 12.31.22	373,737	160,529	134,272	668,538